Parent Company Statements - Narrative (Details) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company
Income taxes	$ 5.81	$ 2.54	$ 4.54
Undistributed earnings, restricted from transfer as dividends	$ 197.9	$ 196.0